GROUP UNDERTAKINGS (Details)	12 Months Ended
Dec. 31, 2021
Trinity Biotech Manufacturing Limited [Member]
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	Trinity Biotech Manufacturing Limited
Address of entity's registered office	IDA Business Park, Bray Co. Wicklow, Ireland
Principal activity	Manufacture and saleof diagnostic test kits
Principal Country of incorporation and operation	Ireland
Group % holding	100.00%
Trinity Research Limited [Member]
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	Trinity Research Limited
Address of entity's registered office	IDA Business Park, Bray Co. Wicklow, Ireland
Principal activity	Research anddevelopment
Principal Country of incorporation and operation	Ireland
Group % holding	100.00%
Benen Trading Limited [Member]
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	Benen Trading Limited
Address of entity's registered office	IDA Business Park, Bray Co. Wicklow, Ireland
Principal activity	Trading
Principal Country of incorporation and operation	Ireland
Group % holding	100.00%
Trinity Biotech Manufacturing Services Limited [Member]
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	Trinity Biotech Manufacturing Services Limited
Address of entity's registered office	IDA Business Park, Bray Co. Wicklow, Ireland
Principal activity	Dormant
Principal Country of incorporation and operation	Ireland
Group % holding	100.00%
Trinity Biotech Luxembourg Sarl [Member]
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	Trinity Biotech Luxembourg Sarl
Address of entity's registered office	1, rue Bender, L-1229 Luxembourg
Principal activity	Investment andprovision of financialservices
Principal Country of incorporation and operation	Luxembourg
Group % holding	100.00%
Trinity Biotech Inc [Member]
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	Trinity Biotech Inc
Address of entity's registered office	Girts Road, Jamestown, NY 14702, USA
Principal activity	Holding Company
Principal Country of incorporation and operation	U.S.A.
Group % holding	100.00%
Clark Laboratories Inc [Member]
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	Clark Laboratories Inc Trading as Trinity Biotech (USA)
Address of entity's registered office	Girts Road, Jamestown NY14702, USA
Principal activity	Manufacture and saleof diagnostic test kits
Principal Country of incorporation and operation	U.S.A.
Group % holding	100.00%
Mardx Diagnostics Inc. [Member]
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	Mardx Diagnostics Inc
Address of entity's registered office	5919 Farnsworth Court Carlsbad CA 92008, USA
Principal activity	Manufacture and saleof diagnostic test kits
Principal Country of incorporation and operation	U.S.A.
Group % holding	100.00%
Fitzgerald Industries International, Inc [Member]
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	Fitzgerald Industries International, Inc
Address of entity's registered office	2711 Centerville Road, Suite 400 Wilmington, New Castle Delaware, 19808, USA
Principal activity	Management servicescompany
Principal Country of incorporation and operation	U.S.A.
Group % holding	100.00%
Biopool US Inc [Member]
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	Biopool US Inc (trading as Trinity Biotech Distribution)
Address of entity's registered office	Girts Road, Jamestown NY14702, USA
Principal activity	Sale of diagnostic testkits
Principal Country of incorporation and operation	U.S.A.
Group % holding	100.00%
Primus Corporation [Member]
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	Primus Corporation
Address of entity's registered office	4231 E 75th Terrace Kansas City, MO 64132, USA
Principal activity	Manufacture and saleof diagnostic test kitsand instrumentation
Principal Country of incorporation and operation	U.S.A
Group % holding	100.00%
Phoenix Bio Tech Corp [Member]
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	Phoenix Bio-tech Corp.
Address of entity's registered office	1166 South Service Road West Oakville, ON L6L 5T7 Canada.
Principal activity	Dormant
Principal Country of incorporation and operation	Canada
Group % holding	100.00%
Fiomi Diagnostics Holding Ab [Member]
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	Fiomi Diagnostics Holding AB
Address of entity's registered office	Dag Hammarskjöldsv 52A SE-752 37 Uppsala Sweden
Principal activity	Holding Company
Principal Country of incorporation and operation	Sweden
Group % holding	100.00%
Fiomi Diagnostics Ab [Member]
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	Fiomi Diagnostics AB
Address of entity's registered office	Dag Hammarskjöldsv 52A SE-752 37 Uppsala Sweden
Principal activity	Discontinued operation
Principal Country of incorporation and operation	Sweden
Group % holding	100.00%
Trinity Biotech Do Brasil [Member]
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	Trinity Biotech Do Brasil
Address of entity's registered office	Comercio e Importacao Ltda Rua Silva Bueno 1.660 – Cj. 101/102 Ipiranga Sao Paulo Brazil
Principal activity	Sale of diagnostic testkits
Principal Country of incorporation and operation	Brazil
Group % holding	100.00%
Trinity Biotech (Uk) Ltd [Member]
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	Trinity Biotech (UK) Ltd
Address of entity's registered office	Mills and Reeve LLP Botanic House 100 Hills Road Cambridge, CB2 1PH United Kingdom
Principal activity	Sales & marketingactivties
Principal Country of incorporation and operation	UK
Group % holding	100.00%
Immco Diagnostics [Member]
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	Immco Diagnostics Inc
Address of entity's registered office	60 Pineview Drive Buffalo NY 14228, USA
Principal activity	Manufacture and sale ofautoimmune productsand laboratory services
Principal Country of incorporation and operation	U.S.A.
Group % holding	100.00%
Nova Century Scientific Inc [Member]
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	Nova Century Scientific Inc
Address of entity's registered office	5022 South Service Road Burlington Ontario Canada
Principal activity	Manufacture and sale ofautoimmune products and infectious diseases
Principal Country of incorporation and operation	Canada
Group % holding	100.00%
Trinity Biotech Investment Ltd [Member]
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	Trinity Biotech Investment Ltd
Address of entity's registered office	PO Box 309 Ugland House Grand Cayman KY1-1104 Cayman Islands
Principal activity	Investment andprovision of financialservices
Principal Country of incorporation and operation	Cayman Islands
Group % holding	100.00%